Financial instruments per category - Loan Facility (Details) - USD ($)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Amount drawn		$ 0	$ 2,312,000	$ 7,930,000
Repayment of outstanding loans	$ 65,600,000	0	65,627,000	0
Payment of accrued interest	$ 1,900,000
Cash at bank and in hand		75,109,000	$ 118,096,000
Outstanding loan balance		0
Loan facility
Disclosure of financial liabilities [line items]
Notional amount					$ 110,000,000
Total commitment				$ 137,600,000
Facility B
Disclosure of financial liabilities [line items]
Amount drawn		63,500,000
Transaction costs		1,800,000
Current portion of non-current borrowings		$ 74,100,000